Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
TEMPO AUTOMATION INC
Schedule of shares of common stock reserved for issuance

	As of
	September 30, 2022	December 31, 2021
Conversion of convertible preferred stock	29,520,187	29,520,187
Shares reserved for exercise of warrants	21,868,138	3,419,304
Outstanding stock options	23,896,897	16,508,725
Shares available for future issuance under 2015 Plan	3,114,353	1,050,574
Total shares of common stock reserved	78,399,575	50,498,790

	As of December 31,
	2021	2020
Conversion of convertible preferred stock	29,520,187	29,520,187
Shares reserved for exercise of warrants	3,419,304	305,891
Outstanding stock options	16,508,725	10,364,039
Shares available for future issuance under 2015 Plan	1,050,574	859,468
Total shares of common stock reserved	50,498,790	41,049,585